MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JUNE 8, 2012 TO

PROSPECTUS DATED JULY 31, 2011

On May 18, 2012, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Tradewinds Global Investors, LLC (“Tradewinds”) as a sub-adviser to the Multi-Manager International Equity Fund (the “International Equity Fund”), effective June 6, 2012, and the appointment of EARNEST Partners, LLC (“EARNEST Partners”) to sub-advise a portion of the International Equity Fund, effective on or about June 15, 2012. From June 6, 2012 until June 15, 2012, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut will manage the portion of the International Equity Fund previously managed by Tradewinds. All references to Tradewinds in the Prospectus are hereby deleted.

1.	The paragraph under the “FUND SUMMARIES — Multi-Manager International Equity Fund — MANAGEMENT” section on page 13 of the Prospectus is replaced with:

Investment Advisers and Sub-Advisers. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc., each an indirect subsidiary of Northern Trust Corporation, serve jointly as the Investment Advisers of the Multi-Manager International Equity Fund. Altrinsic Global Advisors, LLC, EARNEST Partners, LLC, NFJ Investment Group, LLC, Northern Cross, LLC and William Blair & Company, LLC each serves as a sub-adviser of the Fund.

2.	The following is added to the “FUND SUMMARIES — Multi-Manager International Equity Fund — PORTFOLIO MANAGERS” table on page 13 of the Prospectus:

	Title	Portfolio Manager of Fund since:
EARNEST Partners, LLC
Paul E. Viera, Jr.	Chief Executive Officer and Partner	June 2012

3.	The following is added to the “FUND MANAGEMENT —Multi-Manager International Equity Fund” section beginning on page 36 of the Prospectus:

EARNEST PARTNERS, LLC (“EARNEST PARTNERS”). EARNEST Partners has managed a portion of the Fund since June 2012. EARNEST Partners is located at 1180 Peachtree Street NE, Suite 2300, Atlanta, Georgia 30309. As of March 31, 2012, EARNEST Partners had assets under management of approximately $20.7 billion. Mr. Paul E. Viera, Jr. founded EARNEST Partners in 1998 and is primarily responsible for the day-to-day management of the portion of the Fund managed by EARNEST Partners. EARNEST Partners is a fundamental, bottom-up investment manager. EARNEST Partners implements its investment philosophy through fundamental analysis, risk management that seeks to minimize the risk of underperformance versus the assigned benchmark, and the use of Return Pattern Recognition®, a screening tool developed by EARNEST Partners. Using this tool, potential Fund investments are screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics. After screening the relevant universe, EARNEST Partners utilizes fundamental analysis and a statistical risk management approach to select Fund investments.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (06/12)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

Supplement dated June 8, 2012 to Statement of Additional Information dated July 31, 2011

On May 18, 2012, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Tradewinds Global Investors, LLC (“Tradewinds”) as a sub-adviser to the Multi-Manager International Equity Fund (the “International Equity Fund”), effective June 6, 2012, and the appointment of EARNEST Partners, LLC (“EARNEST Partners”) to sub-advise a portion of the International Equity Fund, effective on or about June 15, 2012. From June 6, 2012 until June 15, 2012, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut will manage the portion of the International Equity Fund previously managed by Tradewinds. All references to Tradewinds in the SAI are hereby deleted.

1.	The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” on page 51 of the SAI with respect to the International Equity Fund is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager International Equity Fund

Altrinsic Global Advisors, LLC (“Altrinsic”)

EARNEST Partners, LLC (“EARNEST Partners”)

NFJ Investment Group, LLC (“NFJ”)

Northern Cross, LLC (“Northern Cross”)

William Blair & Company, LLC (“William Blair”)

2.	The following is added to the ownership and control information under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 51 of the SAI:

EARNEST Partners

EARNEST Partners is employee-owned and a subsidiary of Westchester Limited, LLC. Paul E. Viera, Jr. holds a controlling interest in EARNEST Partners.

3.	The following information is added to the table that appears in the “PORTFOLIO MANAGERS” section under “Multi-Manager International Equity Fund” on page 67 of the SAI:

Multi-Manager International Equity Fund	EARNEST Partners Paul E. Viera, Jr.

4.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers – Multi-Manager International Equity Fund” beginning on page 78 of the SAI:

EARNEST Partners

The table below discloses the accounts within each type of category listed below for which Paul E. Viera, Jr. was primarily responsible for day-to-day portfolio management as of March 31, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	17	$3,042.7	0	$0
Other Pooled Investment Vehicles:	19	$824.7	0	$0
Other Accounts:	205	$11,289.3	7	$659.1

5.	The following information is added under the section entitled “PORTFOLIO MANAGERS - Material Conflicts of Interest – Multi-Manager International Equity Fund” beginning on page 106 of the SAI:

EARNEST Partners

EARNEST Partners is responsible for managing a portion of the Multi-Manager International Equity Fund in addition to other client accounts which may include, but are not limited to, proprietary accounts, separate accounts and other pooled investment vehicles. EARNEST Partners may manage other client accounts which may have higher fee arrangements than the Multi-Manager International Equity Fund and/or may also have performance-based fees. Side-by-side management of these other client accounts may create potential conflicts of interest which may relate to, among other things, the allocation of investment opportunities and the aggregation and allocation of transactions.

EARNEST Partners seeks best execution with respect to all securities transactions and to aggregate and allocate the securities to client accounts in a fair and equitable manner. EARNEST Partners has implemented policies and procedures that it believes are reasonably designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. Specifically, EARNEST Partners manages client accounts to model portfolios that are approved by its investment committee, and aggregates and then allocates securities transactions to client accounts in a manner that EARNEST Partners believes to be fair and equitable.

In selecting brokers to be used in portfolio transactions, EARNEST Partners’ general guiding principle is to seek the best overall execution, which is a combination of price and execution. The commission rates paid by EARNEST Partners’ clients with discretionary accounts may be sufficient to allow executing brokers to provide EARNEST Partners with an array of normal research. As such, EARNEST Partners may not find it necessary to pay higher commission rates specifically for the purpose of obtaining research, and receipt of research is not the primary motivation in the selection of brokers. Research received from brokers that are providing best overall execution is viewed as added value. It is possible that EARNEST Partners may pay, or be deemed to have paid, commission rates higher than EARNEST Partners could have otherwise paid in order to be assured of continuing to receive research that EARNEST Partners consider useful. Such higher commissions would be paid in accordance with Section 28(e) of the Securities Exchange Act of 1934. In some instances, research received by EARNEST Partners may also be used for functions that are not related to the making of investment decisions. Where research has a mixed use, EARNEST Partners will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds. Clients should consider that this allocation determination creates a potential conflict of interest between clients and EARNEST Partners.

EARNEST Partners does not generally enter into agreements with brokers regarding specific amounts of brokerage because of research provided, but EARNEST Partners does maintain an internal allocation procedure to identify brokers who have provided EARNEST Partners with research that EARNEST Partners considers useful. These internal guidelines are established by the investment committee to provide direction to EARNEST Partners’ traders, and are based, in part, on the quality and usefulness of the research provided and its value to EARNEST Partners on behalf of its clients. The amount of brokerage specifically allocated to any broker will be based, in part, on the cost of such research to the broker, and the amount allocated is generally higher than that which EARNEST Partners would pay for the research were EARNEST Partners to pay for it in cash using their own funds. When client brokerage commissions are used to obtain research or other products or services, EARNEST Partners receives a benefit because the firm does not have to produce or pay for the research, products or services. Clients should consider that there is a potential conflict of interest between client interests in obtaining best execution and EARNEST Partners’ receipt of and payment for research through brokerage allocations as described above.

6.	The following information is added under the section entitled “PORTFOLIO MANAGERS - Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager International Equity Fund” beginning on page 129 of the SAI:

EARNEST Partners

All EARNEST Partners personnel are paid a salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. EARNEST Partners also matches a portion of its employees’ 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service. Equity ownership is another component of compensation for the portfolio manager.

7.	The following information, as of March 31, 2012, is added under the section entitled “PORTFOLIO MANAGERS - Disclosure of Securities Ownership” beginning on page 142 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

EARNEST Partners
Paul E. Viera, Jr.	Multi-Manager International Equity Fund	$0